Other assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets [Abstract]
Summary of Other Assets Presented on the Consolidated Balance Sheet
The following table provides the components of other assets presented on the consolidated balance sheet.

Other assets	Dec. 31,
(in millions)	2025	2024
Corporate/bank-owned life insurance	$5,647	$5,552
Accounts receivable (a)	4,829	4,931
Tax credit investments	3,151	2,821
Software	2,707	2,676
Prepaid pension assets	2,361	2,035
Fails to deliver	1,197	1,292
Equity method investments	953	852
Assets of consolidated investment management funds	864	891
Prepaid expense	854	736
Other equity investments (b)	701	679
Income taxes receivable	554	255
Federal Reserve Bank stock	484	478
Cash collateral receivable on derivative transactions	474	292
Fair value of hedging derivatives	358	781
Seed capital (c)	207	196
Other (d)	1,099	1,223
Total other assets	$26,440	$25,690
(a)    Includes receivables for securities sold or matured that have not yet settled.
(b)    Includes strategic equity, private equity and other investments.
(c)    Includes investments in BNY funds that hedge deferred incentive awards.
(d)    At Dec. 31, 2025 and Dec. 31, 2024, other assets include $57 million and $57 million, respectively, of Federal Home Loan Bank stock, at cost.

Equity Securities without Readily Determinable Fair Value
The following table presents the adjustments on the non-readily marketable equity securities.

Adjustments on non-readily marketable equity securities				Life-to-date
(in millions)	2025	2024	2023
Upward adjustments	$32	$1	$52	$368
Downward adjustments	(47)	(2)	(41)	(102)
Net adjustments	$(15)	$(1)	$11	$266

Amortization and Income Tax Credits and Other Income Tax Benefits Related to Tax Credit Investments
The table below presents the amortization and income tax credits and other income tax benefits related to our tax credit investments.

(in millions)	2025	2024	2023
Tax credits and other tax benefits	$682	$418	$373
Amortization expense	$590	$343	$293

Summary of Investments Valued Using NAV
The table below presents information on our investments valued using NAV.

Investments valued using NAV	Dec. 31, 2025		Dec. 31, 2024
(in millions)	Fair value	Unfunded commitments	Fair value	Unfunded commitments
Seed capital (a)	$6	$—	$7	$—
Private equity investments (b)	139	75	137	59
Other	10	—	8	—
Total	$155	$75	$152	$59
(a)    Seed capital investments at Dec. 31, 2025 are generally redeemable on request. Distributions are received as the underlying investments in the funds, which have redemption notice periods of up to seven days, are liquidated.
(b)    Private equity investments primarily include Volcker Rule-compliant investments in SBICs that invest in various sectors of the economy. Private equity investments do not have redemption rights. Distributions from such investments will be received as the underlying investments in the private equity investments, which have a life of 10 years, are liquidated.